Employee benefits (Details 10) - Level 3 of fair value hierarchy [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	$ 1,598	$ 870
Return on plan assets	54	(44)
Assets purchases	853	65
Assets sold during the year	(326)	(84)
Translation adjustment	45	(133)
Transfer between Overfunded pension and Underfunded pension plans		924
Assets as at end of the year	2,224	1,598
Trading equity securities [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	43	255
Transfer		(183)
Return on plan assets	12	(12)
Assets purchases	150
Assets sold during the year	(25)	(4)
Translation adjustment	6	(13)
Assets as at end of the year	186	43
International Investments [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	117
Transfer	(46)	183
Return on plan assets		(52)
Assets purchases	1
Translation adjustment	(14)
Assets as at end of the year	72	117
Ifrs Real Estate Funds [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year
Transfer	75
Return on plan assets	3
Assets as at end of the year	78
Investment property [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	255	321
Transfer	(75)
Return on plan assets	3	1
Assets purchases	38	3
Assets sold during the year	(59)	(13)
Translation adjustment	22	(57)
Assets as at end of the year	184	255
Loan To Participants [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	143	163
Return on plan assets	24	23
Assets purchases	239	62
Assets sold during the year	(242)	(67)
Translation adjustment	17	(38)
Assets as at end of the year	181	143
Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year
Transfer	46
Assets purchases	425
Assets as at end of the year	471
Other [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	1,040	131
Return on plan assets	12	(4)
Translation adjustment		(11)
Transfer between Overfunded pension and Underfunded pension plans		924
Assets as at end of the year	$ 1,052	$ 1,040